Restricted Stock Awards, Granted (Detail) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 January 26, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Shares Subject to Awards Granted	72,441	134,530	105,574	72,441
Fair Value Estimate per Common Share				$ 1.46